Discontinued Operations (Schedule of Discontinued Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from discontinued operation
Net cash (used in) operating activities	[1]	$ (11,247)	$ (758)	[2]	$ (982)	[2]
Net cash provided by (used in) investing activities	[3]	29,854	(164)	[2]	174	[2]
Net cash provided by financing activities
Net cash provided by (used in) discontinued operations		$ 18,607	$ (922)		$ (808)

[1]	Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
[2]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19
[3]	Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.